united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

Swan Defined Risk Fund

Class A – SDRAX

Class C – SDRCX

Class I – SDRIX

Class Y – SDRYX

Swan Defined Risk Emerging Markets Fund

Class A – SDFAX

Class C – SDFCX

Class I – SDFIX

Class Y – SDFYX

Swan Defined Risk Foreign Fund

(formerly, the Swan Defined Risk Foreign Developed Fund)

Class A – SDJAX

Class C – SDJCX

Class I – SDJIX

Class Y – SDJYX

Swan Defined Risk Growth Fund

Class A – SDAAX

Class C – SDACX

Class I – SDAIX

Class Y – SDAYX

Swan Defined Risk U.S. Small Cap Fund

Class A – SDCAX

Class C – SDCCX

Class I – SDCIX

Class Y – SDCYX

Semi-Annual Report

December 31, 2020

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SWAN DEFINED RISK FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the year ended December 31, 2020, as compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)	Since Inception (c)
Swan Defined Risk Fund - Class A	9.60%	4.99%	4.76%	4.53%	N/A	N/A
Swan Defined Risk Fund - Class A with Load	3.56%	(0.79)%	3.59%	3.83%	N/A	N/A
Swan Defined Risk Fund - Class C	9.11%	4.11%	3.96%	N/A	3.67%	N/A
Swan Defined Risk Fund - Class I	9.69%	5.25%	5.01%	4.79%	N/A	N/A
Swan Defined Risk Fund - Class Y	9.83%	5.39%	N/A	N/A	N/A	9.04%
S&P 500 Total Return Index (d)	22.16%	7.51%	10.73%	14.91%	14.55%	25.09%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (e)	1.29%	8.74%	4.30%	3.19%	3.28%	8.22%
Swan Defined Risk Fund Blended Index (f)	13.61%	8.58%	8.41%	10.33%	10.17%	18.62%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 27, 2020 are 1.54%, 2.29%, 1.29% and 1.29% for the Class A, C, I and Y shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021, to ensure that Total Annual Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commission, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40% and 1.01% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	Inception date for Class Y is December 27, 2018.

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(f)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2020

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	93.7%
Purchased Put Options	6.4%
Purchased Call Options	0.9%
Short-Term Investment	0.3%
Put Options Written	(0.3)%
Call Option Written	(1.1)%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the year ended December 31, 2020, as compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Emerging Markets Fund - Class A	11.50%	4.75%	4.46%	1.60%	N/A
Swan Defined Risk Emerging Markets Fund - Class A with Load	5.31%	(1.03)%	3.29%	0.65%	N/A
Swan Defined Risk Emerging Markets Fund - Class C	11.03%	4.00%	3.67%	0.85%	N/A
Swan Defined Risk Emerging Markets Fund - Class I	11.58%	4.97%	4.71%	1.83%	N/A
Swan Defined Risk Emerging Markets Fund - Class Y	11.84%	5.36%	N/A	N/A	5.22%
MSCI Emerging Markets Index (c)	31.39%	18.69%	13.22%	8.05%	19.51%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	1.29%	7.51%	4.44%	3.79%	8.22%
Swan Defined Risk Emerging Markets Fund Blended Index (e)	18.66%	14.95%	10.03%	6.72%	15.50%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 27, 2020 are 2.28%, 3.03%, 2.03% and 2.03% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40% and 1.01% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 30, 2014.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2020

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	91.7%
Purchased Put Option	6.5%
Purchased Call Option	2.0%
Short-Term Investment	1.2%
Put Options Written	(0.5)%
Call Options Written	(1.5)%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the year ended December 31, 2020, as compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Foreign Fund - Class A	9.82%	7.09%	3.60%	3.57%	N/A
Swan Defined Risk Foreign Fund - Class A with Load	3.80%	1.17%	2.43%	2.41%	N/A
Swan Defined Risk Foreign Fund - Class C	9.40%	6.34%	2.84%	2.81%	N/A
Swan Defined Risk Foreign Fund - Class I	9.83%	7.32%	3.84%	3.82%	N/A
Swan Defined Risk Foreign Fund - Class Y	10.18%	7.90%	N/A	N/A	8.97%
MSCI EAFE Index (c)	21.75%	8.28%	7.97%	7.77%	16.26%
MSCI ACWI Ex USA Index USD (d)	24.33%	10.65%	8.93%	8.71%	16.86%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (e)	1.29%	7.51%	4.44%	4.48%	8.22%
Swan Defined Risk Foreign Fund Blended Index (f)	13.46%	8.78%	6.85%	6.75%	13.51%
Swan Defined Risk Foreign Fund Blended Index II (g)	14.83%	10.18%	7.42%	7.31%	13.87%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 27, 2020 are 2.42%, 3.17%, 2.17% and 2.17% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 2,368 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(f)	The Swan Defined Risk Foreign Developed Fund Blended Index is a composite of 60% MSCI EAFE Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

(g)	The Swan Defined Risk Foreign Developed Fund Blended Index II is a composite of 60% MSCI ACWI Ex USA Index USD and 40% Bloomberg Barclays Capital U.S. Aggregate Bond

Portfolio Composition as of December 31, 2020

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	92.6%
Purchased Put Options	6.1%
Short-Term Investment	1.8%
Call Options Written	(0.3)%
Put Options Written	(0.6)%
Other Assets in Excess of Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK GROWTH FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the year ended December 31, 2020, as compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception (a)
Swan Defined Risk Growth Fund - Class A	13.59%	11.62%	16.88%
Swan Defined Risk Growth Fund - Class A with Load	7.35%	5.50%	13.65%
Swan Defined Risk Growth Fund - Class C	13.19%	10.94%	16.60%
Swan Defined Risk Growth Fund - Class I	13.76%	11.87%	17.09%
Swan Defined Risk Growth Fund - Class Y	13.93%	12.33%	17.51%
S&P 500 Total Return Index (b)	22.16%	18.40%	25.09%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	1.29%	7.51%	8.22%
Swan Defined Risk Growth Fund Blended Index (d)	13.61%	14.73%	16.88%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 27, 2020 are 2.36%, 3.11%, 2.11% and 2.11% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 27, 2018.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2020

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	88.1%
Purchased Call Option	5.3%
Short-Term Investments	4.8%
Purchased Put Options	4.8%
Put Options Written	(0.3)%
Call Options Written	(2.5)%
Liabilities in Excess of other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the year ended December 31, 2020, as compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk U.S. Small Cap Fund - Class A	20.57%	13.29%	7.20%	7.13%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	13.93%	7.08%	5.99%	5.93%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class C	20.19%	12.43%	6.42%	6.35%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class I	20.80%	13.57%	7.46%	7.38%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class Y	20.95%	13.92%	N/A	N/A	14.74%
Russell 2000 Total Return Index (c)	37.85%	19.96%	13.26%	12.76%	23.38%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	1.29%	7.51%	4.44%	4.48%	8.22%
Swan Defined Risk U.S. Small Cap Fund Blended Index (e)	22.42%	16.56%	10.31%	10.04%	18.22%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 27, 2020 are 2.17%, 2.92%, 1.92% and 1.92% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2020

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	92.7%
Purchased Put Options	7.8%
Short-Term Investment	1.4%
Call Option Written	(0.3)%
Put Options Written	(0.9)%
Liabilities in Excess of other Assets	(0.7)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUNDS - 93.7%
	EQUITY FUNDS - 93.7%
1,608,847	Communication Services Select Sector SPDR Fund ^				$108,564,995
799,232	Consumer Discretionary Select Sector SPDR Fund ^				128,500,521
977,573	Consumer Staples Select Sector SPDR Fund ^				65,937,299
609,024	Energy Select Sector SPDR Fund ^				23,082,010
3,577,550	Financial Select Sector SPDR Fund ^				105,466,174
1,196,988	Health Care Select Sector SPDR Fund ^				135,786,319
958,793	Industrial Select Sector SPDR Fund ^				84,901,120
358,000	iShares Core S&P 500 ETF				134,389,620
367,221	Materials Select Sector SPDR Fund ^				26,583,128
670,772	Real Estate Select Sector SPDR Fund ^				24,523,424
2,138,029	Technology Select Sector SPDR Fund ^				277,986,531
445,574	Utilities Select Sector SPDR Fund ^				27,937,490
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $623,131,395)				1,143,658,631

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 7.3%
	PURCHASED CALL OPTIONS - 0.9%
165	S&P 500 Index +	1/15/2021	$3,290	$54,285,000	7,723,650
165	S&P 500 Index +	1/15/2021	3,560	58,740,000	3,436,125
	TOTAL CALL OPTION PURCHASED (Cost - $3,995,550)				11,159,775

	PURCHASED PUT OPTIONS - 6.4%
1,086	S&P 500 Index +	1/8/2021	2,950	320,370,000	86,880
227	S&P 500 Index +	1/15/2021	3,210	72,867,000	65,830
227	S&P 500 Index +	1/15/2021	3,540	80,358,000	276,940
1,525	S&P 500 Index +	3/19/2021	3,500	533,750,000	10,537,750
1,526	S&P 500 Index +	12/16/2022	3,675	560,805,000	66,365,740
	TOTAL PUT OPTIONS PURCHASED (Cost - $93,975,474)				77,333,140

	TOTAL PURCHASED OPTIONS (Cost - $97,971,024)				88,492,915

Shares
	SHORT-TERM INVESTMENT - 0.3%
	MONEY MARKET FUND - 0.3%
3,652,090	Dreyfus Treasury Cash Management - Institutional Class, 0.03% **				3,652,090
	TOTAL SHORT TERM INVESTMENT (Cost - $3,652,090)

	TOTAL INVESTMENTS - 101.3% (Cost - $724,754,509)				$1,235,803,636
	CALL OPTIONS WRITTEN - (1.1)% (Proceeds - $5,477,735)				(13,006,435)
	PUT OPTIONS WRITTEN - (0.3)% (Proceeds - $11,690,802)				(3,691,865)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%				1,341,285
	NET ASSETS - 100.0%				$1,220,446,621

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (1.4)%
	CALL OPTIONS WRITTEN - (1.1)%
330	S&P 500 Index +	1/15/2021	$3,425	$113,025,000	$11,089,650
797	S&P 500 Index +	2/19/2021	3,925	312,822,500	1,916,785
	TOTAL CALL OPTION WRITTEN (Proceeds - $5,477,735)				13,006,435

	PUT OPTIONS WRITTEN - (0.3)%
454	S&P 500 Index +	1/15/2021	3,375	153,225,000	231,540
1,525	S&P 500 Index +	3/19/2021	2,950	449,875,000	2,508,625
310	S&P 500 Index +	3/19/2021	3,190	98,890,000	951,700
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $11,690,802)				3,691,865

	TOTAL OPTIONS WRITTEN (Proceeds - $17,168,537)				$16,698,300

SPDR - Standard & Poor’s Depositary Receipts

^	All or a portion of the security is held as collateral for written call and put options. As of December 31, 2020 the total value of securities held as collateral is $351,345,299.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUNDS - 91.7%
	EQUITY FUNDS - 91.7%
353,200	iShares Core MSCI Emerging Markets ETF ^				$21,912,528
165,650	iShares MSCI Emerging Markets ETF ^				8,559,136
	TOTAL EXCHANGE TRADED FUNDS (Cost - $23,253,544)				30,471,664

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 8.5%
	PURCHASED CALL OPTION - 2.0%
1,180	iShares MSCI Emerging Markets ETF +	1/21/2022	$50	$5,900,000	654,900
	TOTAL CALL OPTION PURCHASED (Cost - $286,250)

	PURCHASED PUT OPTIONS - 6.5%
2,952	iShares MSCI Emerging Markets ETF +	3/19/2021	48	14,169,600	262,728
2,953	iShares MSCI Emerging Markets ETF +	1/20/2023	50	14,765,000	1,886,967
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,413,020)				2,149,695

	TOTAL PURCHASED OPTIONS (Cost - $2,699,270)				2,804,595

Shares
	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
411,749	Dreyfus Treasury Cash Management - Institutional Class, 0.03% **				411,749
	TOTAL SHORT TERM INVESTMENT (Cost - $411,749)

	TOTAL INVESTMENTS - 101.4% (Cost - $26,364,563)				$33,688,008
	CALL OPTIONS WRITTEN - (1.5)% (Proceeds - $238,556)				(495,600)
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $263,183)				(182,952)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%				211,502
	NET ASSETS - 100.0%				$33,220,958

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (2.0)%
	CALL OPTIONS WRITTEN - (1.5)%
1,180	iShares MSCI Emerging Markets ETF +	1/21/2022	$55	$6,490,000	$354,000
1,475	iShares MSCI Emerging Markets ETF +	2/19/2021	55	8,112,500	50,150
1,475	iShares MSCI Emerging Markets ETF +	3/19/2021	55	8,112,500	91,450
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $238,556)				495,600

	PUT OPTIONS WRITTEN - (0.5)%
1,475	iShares MSCI Emerging Markets ETF +	2/19/2021	45	6,637,500	42,775
2,952	iShares MSCI Emerging Markets ETF +	3/19/2021	40	11,808,000	76,752
1,475	iShares MSCI Emerging Markets ETF +	3/19/2021	44	6,490,000	63,425
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $263,183)				182,952

	TOTAL OPTIONS WRITTEN (Proceeds - $501,739)				$678,552

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options. As of December 31, 2020 the total value of securities held as collateral is $8,541,348.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUND - 92.6%
	EQUITY FUND - 92.6%
405,700	iShares MSCI EAFE ETF ^				$29,599,872
	TOTAL EXCHANGE-TRADED FUND - (Cost - $22,447,630)

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 6.1%
	PURCHASED PUT OPTIONS - 6.1%
2,028	iShares MSCI EAFE ETF +	3/19/2021	$69	$13,993,200	261,612
2,029	iShares MSCI EAFE ETF +	1/20/2023	72	14,608,800	1,689,142
	TOTAL PURCHASED OPTIONS (Cost - $2,046,360)				1,950,754

Shares
	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND - 1.8%
574,889	Dreyfus Treasury Cash Management - Institutional Class, 0.03% **				574,889
	TOTAL SHORT TERM INVESTMENT (Cost - $574,889)

	TOTAL INVESTMENTS - 100.5% (Cost - $25,068,879)				$32,125,515
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $73,343)				(83,270)
	PUT OPTIONS WRITTEN - (0.6)% (Proceeds - $237,448)				(210,526)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				122,538
	NET ASSETS - 100.0%				$31,954,257

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (0.9)%
	CALL OPTIONS WRITTEN - (0.3)%
1,014	iShares MSCI EAFE ETF +	3/19/2021	$78	$7,909,200	$51,714
1,014	iShares MSCI EAFE ETF +	3/19/2021	79	8,010,600	31,556
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $73,343)				83,270

	PUT OPTIONS WRITTEN - (0.6)%
2,028	iShares MSCI EAFE ETF +	3/19/2021	58	11,762,400	65,910
1,014	iShares MSCI EAFE ETF +	3/19/2021	64	6,489,600	65,403
1,014	iShares MSCI EAFE ETF +	3/19/2021	65	6,591,000	79,213
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $237,448)				210,526

	TOTAL OPTIONS WRITTEN (Proceeds - $310,791)				$293,796

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options. As of December 31, 2020 the total value of securities held as collateral is $15,906,374.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUND - 88.1%
	EQUITY FUND - 88.1%
200,000	iShares Core S&P 500 ETF ^				$75,078,000
	TOTAL EXCHANGE-TRADED FUND - (Cost - $60,226,841)

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 10.1%
	PURCHASED CALL OPTIONS - 5.3%
9	S&P 500 Index +	1/15/2021	$3,290	$2,961,000	421,290
9	S&P 500 Index +	1/15/2021	3,560	3,204,000	187,425
149	S&P 500 Index +	12/16/2022	4,000	59,600,000	3,973,085
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,799,412)				4,581,800

	PURCHASED PUT OPTIONS - 4.8%
12	S&P 500 Index +	1/15/2021	3,210	3,852,000	3,480
12	S&P 500 Index +	1/15/2021	3,540	4,248,000	14,640
100	S&P 500 Index +	3/19/2021	3,500	35,000,000	691,000
100	S&P 500 Index +	12/16/2022	3,400	34,000,000	3,355,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,921,953)				4,064,620

	TOTAL OPTIONS PURCHASED (Cost - $8,721,365)				8,646,420

Shares
	SHORT-TERM INVESTMENT - 4.8%
	MONEY MARKET FUND - 4.8%
3,511,593	Dreyfus Treasury Cash Management - Institutional Class, 0.03% **				3,511,593
562,057	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 0.01% **				562,057
	TOTAL SHORT TERM INVESTMENT (Cost - $4,073,650)				4,073,650

	TOTAL INVESTMENTS - 103.0% (Cost - $73,021,856)				$87,798,070
	CALL OPTIONS WRITTEN - (2.5)% (Proceeds - $1,627,140)				(2,175,380)
	PUT OPTIONS WRITTEN - (0.3)% (Proceeds - $667,359)				(235,070)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%				(120,214)
	NET ASSETS - 100.0%				$85,267,406

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (2.8)%
	CALL OPTIONS WRITTEN - (2.5)%
18	S&P 500 Index +	1/15/2021	$3,425	$6,165,000	$604,890
44	S&P 500 Index +	2/19/2021	3,925	17,270,000	105,820
149	S&P 500 Index +	12/16/2022	4,500	67,050,000	1,464,670
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,627,140)				2,175,380

	PUT OPTIONS WRITTEN - (0.3)%
24	S&P 500 Index +	1/15/2021	3,375	8,100,000	12,240
100	S&P 500 Index +	3/19/2021	2,950	29,500,000	164,500
19	S&P 500 Index +	3/19/2021	3,190	6,061,000	58,330
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $667,359)				235,070

	TOTAL OPTIONS WRITTEN (Proceeds - $2,294,499)				$2,410,450

ETF - Exchange Traded Fund

^	All or a portion of the security is held as collateral for written call and put options. As of December 31, 2020 the total value of securities held as collateral is $12,387,870.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUND - 92.7%
	EQUITY FUND - 92.7%
161,000	iShares Russell 2000 ETF ^				$31,565,660
	TOTAL EXCHANGE-TRADED FUND - (Cost - $20,598,254)

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 7.8%
	PURCHASED PUT OPTIONS - 7.8%
80	Russell 2000 Index +	3/19/2021	$1,880	$15,040,000	528,800
81	Russell 2000 Index +	12/16/2022	1,950	15,795,000	2,140,830
	TOTAL OPTIONS PURCHASED (Cost - $2,700,161)				2,669,630

Shares
	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
474,170	Dreyfus Treasury Cash Management - Institutional Class, 0.03% ^ **				474,170
	TOTAL SHORT TERM INVESTMENT (Cost - $474,170)

	TOTAL INVESTMENTS - 101.9% (Cost - $23,772,585)				$34,709,460
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $102,701)				(96,029)
	PUT OPTIONS WRITTEN - (0.9)% (Proceeds - $317,049)				(301,080)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%				(239,546)
	NET ASSETS - 100.0%				$34,072,805

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (1.2)%
	CALL OPTIONS WRITTEN - (0.3)%
40	Russell 2000 Index +	3/19/2021	$2,200	$8,800,000	$68,829
40	Russell 2000 Index +	3/19/2021	2,300	9,200,000	27,200
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $102,701)				96,029

	PUT OPTIONS WRITTEN - (0.9)%
80	Russell 2000 Index +	3/19/2021	1,580	12,640,000	134,000
40	Russell 2000 Index +	3/19/2021	1,760	7,040,000	154,800
4	S&P 500 Index +	3/19/2021	3,190	1,276,000	12,280
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $317,049)				301,080

	TOTAL OPTIONS WRITTEN (Proceeds - $419,750)				$397,109

ETF - Exchange-Traded Fund

^	All or a portion of the security is held as collateral for written call and put options. As of December 31, 2020 the total value of securities held as collateral is $18,679,515.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2020

		Swan Defined Risk		Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Growth	U.S. Small Cap
	Fund	Fund	Foreign Fund	Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$724,754,509	$26,364,563	$25,068,879	$73,021,856	$23,772,585
Total investments at value	1,235,803,636	33,688,008	32,125,515	87,798,070	34,709,460
Cash held at broker	4,484,210	367,638	274,166	—	393,122
Receivable for Fund shares sold	1,114,068	3,370	—	—	—
Dividends and interest receivable	114	5	7	30	9
Prepaid expenses and other assets	49,426	5,481	6,721	27,715	2,454
TOTAL ASSETS	1,241,451,454	34,064,502	32,406,409	87,825,815	35,105,045

LIABILITIES
Options written, at value (Premiums received - $17,168,537, $501,739, $310,791, $2,294,499 and $419,750, respectively)	16,698,300	678,552	293,796	2,410,450	397,109
Payable for Fund shares repurchased	2,531,068	102,047	113,344	44,574	574,321
Investment advisory fees payable	1,054,148	18,765	17,528	63,874	20,124
Accrued expenses and other liabilities	419,679	36,453	20,083	30,349	32,501
Payable to related parties	151,954	5,968	6,182	7,905	5,949
Distribution (12b-1) fees payable	149,684	1,759	1,219	1,257	2,236
TOTAL LIABILITIES	21,004,833	843,544	452,152	2,558,409	1,032,240
NET ASSETS	$1,220,446,621	$33,220,958	$31,954,257	$85,267,406	$34,072,805

NET ASSETS CONSIST OF:
Paid in capital	$909,890,337	$34,450,682	$31,469,393	$73,623,089	$25,651,912
Accumulated earnings (losses)	310,556,284	(1,229,724)	484,864	11,644,317	8,420,893
NET ASSETS	$1,220,446,621	$33,220,958	$31,954,257	$85,267,406	$34,072,805

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$153,096,502	$2,308,259	$2,080,326	$5,279,624	$2,256,758
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,178,000	236,818	193,667	394,046	160,361
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$13.70	$9.75	$10.74	$13.40	$14.07
Maximum offering price per share (maximum sales charge of 5.50%)	$14.50	$10.32	$11.37	$14.18	$14.89

Class C Shares :
Net Assets	$136,696,152	$1,523,814	$892,182	$216,123	$1,965,454
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,190,866	160,419	84,282	16,215	144,810
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$13.41	$9.50	$10.59	$13.33	$13.57

Class I Shares:
Net Assets	$930,439,948	$29,080,970	$28,797,411	$78,854,961	$29,487,858
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	67,773,784	2,975,574	2,680,100	5,872,629	2,071,930
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$13.73	$9.77	$10.74	$13.43	$14.23

Class Y Shares:
Net Assets	$214,019	$307,915	$184,338	$916,698	$362,735
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	15,543	31,238	17,024	67,743	25,325
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$13.77	$9.86	$10.83	$13.53	$14.32

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2020

		Swan Defined Risk			Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Swan Defined Risk	U.S. Small Cap
	Fund	Fund	Foreign Fund	Growth Fund	Fund
INVESTMENT INCOME
Dividends	$10,663,968	$359,137	$281,757	$558,857	$214,524
Interest	589	61	60	124	3
TOTAL INVESTMENT INCOME	10,664,557	359,198	281,817	558,981	214,527

EXPENSES
Investment advisory fees	6,598,360	172,593	166,790	357,649	175,281
Distribution (12b-1) fees:
Class A	193,835	2,746	2,706	6,518	3,160
Class C	718,189	7,259	4,499	478	8,867
Third party administrative service fees	455,324	10,136	10,136	15,013	10,136
Administration fees	339,189	14,439	14,207	21,841	14,546
Transfer agent fees	118,156	22,739	22,739	22,739	22,739
Accounting services fees	115,884	7,609	7,550	10,380	7,635
Printing and postage expenses	113,285	6,288	6,288	6,288	6,288
Custodian fees	91,327	3,781	3,781	3,781	3,781
Registration fees	37,916	20,164	20,164	22,548	20,164
Insurance expense	31,578	767	766	1,409	766
Compliance officer fees	30,245	6,061	6,061	6,050	6,061
Audit fees	9,676	9,693	9,693	9,676	9,693
Trustees’ fees and expenses	9,075	9,075	9,075	9,075	9,074
Legal fees	8,066	8,066	8,066	8,066	8,066
Interest expense	6,798	707	14,707	894	5,437
Other expenses	5,041	2,529	2,529	2,521	2,529
TOTAL EXPENSES	8,881,944	304,652	309,757	504,926	314,223

Less: Fees waived by the Advisor	(223)	(52,954)	(54,763)	(1,638)	(52,092)
TOTAL NET EXPENSES	8,881,721	251,698	254,994	503,288	262,131

NET INVESTMENT INCOME (LOSS)	1,782,836	107,500	26,823	55,693	(47,604)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	88,879,821	1,208,583	636,891	1,127,034	2,808,773
Options purchased	(253,946,690)	(2,574,808)	(1,835,681)	(4,367,136)	(3,300,649)
Options written	184,270,839	(357,836)	350,373	3,332,184	643,007
Net realized gain (loss) on investments, options purchased and options written	19,203,970	(1,724,061)	(848,417)	92,082	151,131
Net change in unrealized appreciation (depreciation) on:
Investments	140,028,846	6,919,461	4,782,378	11,058,359	6,968,388
Options purchased	(34,721,578)	(1,089,691)	(714,329)	(1,967,172)	(479,647)
Options written	(9,092,235)	(532,100)	(251,475)	(75,921)	(276,552)
Net change in unrealized appreciation on investments, options purchased and options written	96,215,033	5,297,670	3,816,574	9,015,266	6,212,189
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	115,419,003	3,573,609	2,968,157	9,107,348	6,363,320

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,201,839	$3,681,109	$2,994,980	$9,163,041	$6,315,716

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment income	$1,782,836	$16,426,634
Net realized gain on investments, options purchased and options written	19,203,970	28,485,795
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	96,215,033	(75,314,858)
Net increase (decrease) in net assets resulting from operations	117,201,839	(30,402,429)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(123,770)	(1,665,653)
Class C	—	(252,791)
Class I	(3,152,104)	(17,665,616)
Class Y	(721)	(2,263)
Net decrease in net assets resulting from distributions to shareholders	(3,276,595)	(19,586,323)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,817,770	24,604,781
Class C	1,933,291	13,341,693
Class I	48,700,412	360,048,317
Class Y	132,313	423,673
Net asset value of shares issued in reinvestment of distributions:
Class A	110,537	1,434,490
Class C	—	232,446
Class I	2,420,942	13,614,072
Class Y	583	1,792
Payments for shares redeemed:
Class A	(25,929,744)	(103,191,102)
Class C	(28,395,677)	(62,277,202)
Class I	(330,322,111)	(833,745,114)
Class Y	(109,455)	(280,270)
Net decrease in net assets from shares of beneficial interest	(324,641,139)	(585,792,424)

TOTAL DECREASE IN NET ASSETS	(210,715,895)	(635,781,176)

NET ASSETS
Beginning of Period	1,431,162,516	2,066,943,692
End of Period	$1,220,446,621	$1,431,162,516

SHARE ACTIVITY
Class A:
Shares Sold	525,555	1,958,030
Shares Reinvested	8,110	109,838
Shares Redeemed	(2,004,789)	(8,184,256)
Net decrease in shares of beneficial interest outstanding	(1,471,124)	(6,116,388)

Class C:
Shares Sold	152,025	1,075,224
Shares Reinvested	—	18,047
Shares Redeemed	(2,236,597)	(5,084,883)
Net decrease in shares of beneficial interest outstanding	(2,084,572)	(3,991,612)

Class I:
Shares Sold	3,762,215	29,117,129
Shares Reinvested	177,229	1,039,242
Shares Redeemed	(25,506,050)	(66,955,751)
Net decrease in shares of beneficial interest outstanding	(21,566,606)	(36,799,380)

Class Y:
Shares Sold	10,238	33,129
Shares Reinvested	43	137
Shares Redeemed	(8,251)	(22,728)
Net increase in shares of beneficial interest outstanding	2,030	10,538

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment income	$107,500	$474,583
Net realized loss on investments, options purchased and options written	(1,724,061)	(2,568,703)
Net change in unrealized appreciation on investments, options purchased and options written	5,297,670	498,079
Net increase (decrease) in net assets resulting from operations	3,681,109	(1,596,041)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(28,551)	(170,418)
Class C	(4,112)	(100,001)
Class I	(437,317)	(1,662,919)
Class Y	(4,579)	(12,871)
Net decrease in net assets resulting from distributions to shareholders	(474,559)	(1,946,209)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	198,959	1,218,567
Class C	168,878	209,685
Class I	1,724,995	10,515,197
Class Y	61,428	375,032
Net asset value of shares issued in reinvestment of distributions:
Class A	21,974	154,184
Class C	2,919	76,556
Class I	399,421	1,541,460
Class Y	2,907	8,191
Payments for shares redeemed:
Class A	(208,410)	(2,877,289)
Class C	(160,417)	(1,506,399)
Class I	(6,709,390)	(17,484,153)
Class Y	(99,543)	(162,317)
Net decrease in net assets from shares of beneficial interest	(4,596,279)	(7,931,286)

TOTAL DECREASE IN NET ASSETS	(1,389,729)	(11,473,536)

NET ASSETS
Beginning of Period	34,610,687	46,084,223
End of Period	$33,220,958	$34,610,687

SHARE ACTIVITY
Class A:
Shares Sold	21,056	129,263
Shares Reinvested	2,275	16,385
Shares Redeemed	(21,967)	(311,920)
Net increase (decrease) in shares of beneficial interest outstanding	1,364	(166,272)

Class C:
Shares Sold	18,980	23,393
Shares Reinvested	310	8,367
Shares Redeemed	(17,989)	(165,351)
Net increase (decrease) in shares of beneficial interest outstanding	1,301	(133,591)

Class I:
Shares Sold	185,237	1,210,787
Shares Reinvested	41,220	163,290
Shares Redeemed	(719,674)	(1,860,201)
Net decrease in shares of beneficial interest outstanding	(493,217)	(486,124)

Class Y:
Shares Sold	6,652	41,015
Shares Reinvested	297	864
Shares Redeemed	(10,694)	(17,977)
Net increase (decrease) in shares of beneficial interest outstanding	(3,745)	23,902

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment income	$26,823	$225,559
Net realized loss on investments, options purchased and options written	(848,417)	(1,628,530)
Net change in unrealized appreciation on investments, options purchased and options written	3,816,574	1,652,461
Net increase in net assets resulting from operations	2,994,980	249,490

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(11,206)	(144,729)
Class C	(4,625)	(45,008)
Class I	(209,792)	(1,594,591)
Class Y	(1,332)	(8,372)
Net decrease in net assets resulting from distributions to shareholders	(226,955)	(1,792,700)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	25,028	1,215,905
Class C	9,720	24,834
Class I	1,596,925	5,346,286
Class Y	40,485	197,921
Net asset value of shares issued in reinvestment of distributions:
Class A	9,567	115,277
Class C	4,108	40,934
Class I	196,554	1,502,071
Class Y	734	4,853
Payments for shares redeemed:
Class A	(295,521)	(1,478,065)
Class C	(144,659)	(465,803)
Class I	(6,311,106)	(12,290,192)
Class Y	(47,369)	(128,740)
Net decrease in net assets from shares of beneficial interest	(4,915,534)	(5,914,719)

TOTAL DECREASE IN NET ASSETS	(2,147,509)	(7,457,929)

NET ASSETS
Beginning of Period	34,101,766	41,559,695
End of Period	$31,954,257	$34,101,766

SHARE ACTIVITY
Class A:
Shares Sold	2,501	120,419
Shares Reinvested	887	11,414
Shares Redeemed	(28,372)	(152,801)
Net decrease in shares of beneficial interest outstanding	(24,984)	(20,968)

Class C:
Shares Sold	979	2,643
Shares Reinvested	386	4,081
Shares Redeemed	(14,571)	(47,882)
Net decrease in shares of beneficial interest outstanding	(13,206)	(41,158)

Class I:
Shares Sold	157,797	544,404
Shares Reinvested	18,216	148,720
Shares Redeemed	(626,723)	(1,230,942)
Net decrease in shares of beneficial interest outstanding	(450,710)	(537,818)

Class Y:
Shares Sold	4,031	19,840
Shares Reinvested	68	479
Shares Redeemed	(4,582)	(13,216)
Net increase (decrease) in shares of beneficial interest outstanding	(483)	7,103

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment income	$55,693	$141,637
Net realized gain (loss) on investments, options purchased and options written	92,082	(2,596,449)
Net change in unrealized appreciation on investments, options purchased and options written	9,015,266	5,400,062
Net increase in net assets resulting from operations	9,163,041	2,945,250

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(28,263)	(38,284)
Class C	(1,156)	(0	) (a)
Class I	(480,576)	(99,035)
Class Y	(5,672)	(8,229)
Net decrease in net assets resulting from distributions to shareholders	(515,667)	(145,548)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	181,125	5,673,927
Class C	132,827	85,000
Class I	46,914,415	62,802,953
Class Y	14,985	685,782
Net asset value of shares issued in reinvestment of distributions:
Class A	28,216	31,529
Class C	1,156	0	(a)
Class I	175,569	92,984
Class Y	741	1,995
Payments for shares redeemed:
Class A	(808,759)	(483,613)
Class C	—	(9,913)
Class I	(39,384,580)	(6,005,443)
Class Y	(99,130)	(56,776)
Net increase in net assets from shares of beneficial interest	7,156,565	62,818,425

TOTAL INCREASE IN NET ASSETS	15,803,939	65,618,127

NET ASSETS
Beginning of Period	69,463,467	3,845,340
End of Period	$85,267,406	$69,463,467

SHARE ACTIVITY
Class A:
Shares Sold	14,038	481,113
Shares Reinvested	2,117	2,610
Shares Redeemed	(65,120)	(40,713)
Net increase (decrease) in shares of beneficial interest outstanding	(48,965)	443,010

Class C:
Shares Sold	10,108	6,887
Shares Reinvested	87	0	(b)
Shares Redeemed	—	(868)
Net increase in shares of beneficial interest outstanding	10,195	6,019

Class I:
Shares Sold	3,595,182	5,522,780
Shares Reinvested	13,151	7,691
Shares Redeemed	(3,060,942)	(522,459)
Net increase in shares of beneficial interest outstanding	547,391	5,008,012

Class Y:
Shares Sold	1,194	58,686
Shares Reinvested	55	164
Shares Redeemed	(8,011)	(4,972)
Net increase (decrease) in shares of beneficial interest outstanding	(6,762)	53,878

(a)	Amount is less than $1.00.

(b)	Amount is less than one share.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment loss	$(47,604)	$(105,164)
Net realized gain (loss) on investments, options purchased and options written	151,131	(668,107)
Net change in unrealized appreciation on investments, options purchased and options written	6,212,189	231,030
Net increase (decrease) in net assets resulting from operations	6,315,716	(542,241)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	50,091	1,403,977
Class C	85,332	333,186
Class I	1,119,426	8,769,939
Class Y	83,165	422,341
Payments for shares redeemed:
Class A	(643,752)	(1,150,687)
Class C	(172,534)	(312,347)
Class I	(9,303,962)	(13,661,173)
Class Y	(120,855)	(202,880)
Net decrease in net assets from shares of beneficial interest	(8,903,089)	(4,397,644)

TOTAL DECREASE IN NET ASSETS	(2,587,373)	(4,939,885)

NET ASSETS
Beginning of Period	36,660,178	41,600,063
End of Period	$34,072,805	$36,660,178

SHARE ACTIVITY
Class A:
Shares Sold	4,041	119,120
Shares Redeemed	(46,323)	(101,633)
Net increase (decrease) in shares of beneficial interest outstanding	(42,282)	17,487

Class C:
Shares Sold	7,264	30,178
Shares Redeemed	(14,729)	(27,938)
Net increase (decrease) in shares of beneficial interest outstanding	(7,465)	2,240

Class I:
Shares Sold	88,395	768,437
Shares Redeemed	(752,903)	(1,158,296)
Net decrease in shares of beneficial interest outstanding	(664,508)	(389,859)

Class Y:
Shares Sold	6,782	35,968
Shares Redeemed	(9,534)	(17,546)
Net increase (decrease) in shares of beneficial interest outstanding	(2,752)	18,422

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$12.51		$12.80	$12.68	$12.22	$11.69	$11.84
Activity from investment operations:
Net investment income (1)	0.01		0.10	0.07	0.08	0.13	0.08
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.19		(0.27)	0.13	0.45	0.55	(0.17)
Total from investment operations	1.20		(0.17)	0.20	0.53	0.68	(0.09)
Less distributions from:
Net investment income	(0.01)		(0.12)	(0.08)	(0.07)	(0.15)	(0.06)
Total distributions	(0.01)		(0.12)	(0.08)	(0.07)	(0.15)	(0.06)
Net asset value, end of period	$13.70		$12.51	$12.80	$12.68	$12.22	$11.69
Total return (2)	9.60	% (3)	(1.39)%	1.67%	4.33%	5.82%	(0.70)%
Net assets, at end of period (000s)	$153,097		$158,255	$240,274	$332,552	$351,964	$227,453
Ratio of expenses to average net assets (4)	1.46	% (5)	1.42%	1.40%	1.39%	1.41%	1.42%
Ratio of net investment income to average net assets (4,6)	0.19	% (5)	0.76%	0.59%	0.62%	1.09%	0.69%
Portfolio Turnover Rate	10	% (3)	13%	14%	9%	6%	18%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$12.29		$12.58	$12.46	$12.03	$11.53	$11.69
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		0.01	(0.02)	(0.02)	0.06	(0.00	) (2)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.16		(0.28)	0.14	0.45	0.52	(0.16)
Total from investment operations	1.12		(0.27)	0.12	0.43	0.58	(0.16)
Less distributions from:
Net investment income	—		(0.02)	—	—	(0.08)	—
Total distributions	—		(0.02)	—	—	(0.08)	—
Net asset value, end of period	$13.41		$12.29	$12.58	$12.46	$12.03	$11.53
Total return (3)	9.11	% (4)	(2.17)%	0.96%	3.57%	5.01%	(1.37)%
Net assets, at end of period (000s)	$136,696		$150,858	$204,575	$247,668	$216,627	$143,657
Ratio of expenses to average net assets (5)	2.21	% (6)	2.17%	2.15%	2.14%	2.15%	2.17%
Ratio of net investment income (loss) to average net assets (5,7)	(0.58)	% (6)	0.07%	(0.15)%	(0.09)%	0.47%	(0.03)%
Portfolio Turnover Rate	10	% (4)	13%	14%	9%	6%	18%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$12.56		$12.86	$12.74	$12.27	$11.73	$11.88
Activity from investment operations:
Net investment income (1)	0.03		0.14	0.10	0.11	0.18	0.11
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.19		(0.28)	0.14	0.46	0.53	(0.17)
Total from investment operations	1.22		(0.14)	0.24	0.57	0.71	(0.06)
Less distributions from:
Net investment income	(0.05)		(0.16)	(0.12)	(0.10)	(0.17)	(0.09)
Total distributions	(0.05)		(0.16)	(0.12)	(0.10)	(0.17)	(0.09)
Net asset value, end of period	$13.73		$12.56	$12.86	$12.74	$12.27	$11.73
Total return (2)	9.69	% (3)	(1.15)%	1.96%	4.63%	6.08%	(0.48)%
Net assets, at end of period (000s)	$930,440		$1,121,879	$1,622,057	$2,370,044	$2,131,392	$1,409,040
Ratio of expenses to average net assets (4)	1.21	% (5)	1.17%	1.15%	1.14%	1.16%	1.17%
Ratio of net investment income to average net assets (4,6)	0.40	% (5)	1.07%	0.82%	0.86%	1.48%	0.92%
Portfolio Turnover Rate	10	% (3)	13%	14%	9%	6%	18%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y
	For the
	Six Months Ended		For the	For the
	December 31, 2020		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$12.58		$12.87	$11.75
Activity from investment operations:
Net investment income (2)	0.05		0.19	0.14
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.19		(0.32)	0.98
Total from investment operations	1.24		(0.13)	1.12
Less distributions from:
Net investment income	(0.05)		(0.16)	—
Total distributions	(0.05)		(0.16)	—
Net asset value, end of period	$13.77		$12.58	$12.87
Total return (3)	9.83	% (4)	(1.07)%	9.53	% (4)
Net assets, at end of period (000s)	$214		$170	$38
Ratio of gross expenses to average net assets (5)	1.21	% (6)	1.17%	1.15	% (6)
Ratio of net expenses to average net assets (5)	1.01	% (6)	1.01%	1.01	% (6)
Ratio of net investment income to average net assets (7)	0.70	% (6)	1.49%	2.22	% (6)
Portfolio Turnover Rate	10	% (4)	13%	14	% (4)

(1)	The Swan Defined Risk Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$8.85		$9.86	$10.06	$9.98	$9.15	$10.09
Activity from investment operations:
Net investment income (loss) (1)	0.03		0.09	0.03	0.06	(0.02)	0.02
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.99		(0.57)	(0.20)	0.23	1.06	(0.89)
Total from investment operations	1.02		(0.48)	(0.17)	0.29	1.04	(0.87)
Less distributions from:
Net investment income	(0.12)		(0.04)	(0.03)	—	—	(0.07)
Net realized gains	—		(0.49)	—	(0.21)	(0.21)	—
Total distributions	(0.12)		(0.53)	(0.03)	(0.21)	(0.21)	(0.07)
Net asset value, end of period	$9.75		$8.85	$9.86	$10.06	$9.98	$9.15
Total return (2)	11.50	% (3)	(5.16)%	(1.72)%	2.73%	11.65%	(8.57)%
Net assets, at end of period (000s)	$2,308		$2,084	$3,959	$5,010	$4,201	$2,867
Ratio of gross expenses to average net assets (4,7)	1.95	% (5)	1.93%	1.84%	1.67%	1.90%	2.29%
Ratio of net expenses to average net assets (4,7)	1.65	% (5)	1.65%	1.75%	1.65%	1.66%	1.65%
Ratio of net investment income (loss) to average net assets (5,6,7)	0.72	% (5)	1.03%	0.31%	0.53%	(0.21)%	0.21%
Portfolio Turnover Rate	0	% (3)	16%	45%	7%	3%	62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (4)	1.95	% (5)	1.93%	1.74%	1.67%	1.90%	2.29%
Net expenses to average net assets (4)	1.65	% (5)	1.65%	1.65%	1.65%	1.66%	1.65%
Net investment income (loss) to average net assets (4,6)	0.72	% (5)	1.03%	0.41%	0.53%	(0.21)%	0.21%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$8.58		$9.60	$9.84	$9.84	$9.09	$10.06
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		0.03	(0.03)	(0.03)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.96		(0.56)	(0.21)	0.24	1.05	(0.91)
Total from investment operations	0.95		(0.53)	(0.24)	0.21	0.96	(0.93)
Less distributions from:
Net investment income	(0.03)		—	—	—	—	(0.04)
Net realized gains	—		(0.49)	—	(0.21)	(0.21)	—
Total distributions	(0.03)		(0.49)	—	(0.21)	(0.21)	(0.04)
Net asset value, end of period	$9.50		$8.58	$9.60	$9.84	$9.84	$9.09
Total return (2)	11.03	% (3)	(5.85)%	(2.44)%	1.95%	10.84%	(9.28)%
Net assets, at end of period (000s)	$1,524		$1,365	$2,809	$3,049	$1,417	$739
Ratio of gross expenses to average net assets (4,7)	2.70	% (5)	2.68%	2.59%	2.42%	2.65%	3.05%
Ratio of net expenses to average net assets (4,7)	2.40	% (5)	2.40%	2.50%	2.40%	2.41%	2.40%
Ratio of net investment income (loss) to average net assets (4,6,7)	(0.19	)% (5)	0.28%	(0.31)%	(0.31)%	(1.03)%	(0.26)%
Portfolio Turnover Rate	0	% (3)	16%	45%	7%	3%	62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (4)	2.70	% (5)	2.68%	2.49%	2.42%	2.65%	3.05%
Net expenses to average net assets (4)	2.40	% (5)	2.40%	2.40%	2.40%	2.41%	2.40%
Net investment income (loss) to average net assets (4,6)	(0.19	)% (5)	0.28%	(0.21)%	(0.31)%	(1.03)%	(0.26)%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$8.89		$9.91	$10.12	$10.02	$9.16	$10.10
Activity from investment operations:
Net investment income (1)	0.03		0.13	0.06	0.06	0.00 (2)	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.00		(0.58)	(0.21)	0.25	1.07	(0.91)
Total from investment operations	1.03		(0.45)	(0.15)	0.31	1.07	(0.85)
Less distributions from:
Net investment income	(0.15)		(0.08)	(0.06)	—	—	(0.09)
Net realized gains	—		(0.49)	—	(0.21)	(0.21)	—
Total distributions	(0.15)		(0.57)	(0.06)	(0.21)	(0.21)	(0.09)
Net asset value, end of period	$9.77		$8.89	$9.91	$10.12	$10.02	$9.16
Total return (3)	11.58%		(4.87)%	(1.47)%	2.92%	11.97%	(8.40)%
Net assets, at end of period (000s)	$29,081	(4)	$30,848	$39,206	$43,178	$29,624	$15,878
Ratio of gross expenses to average net assets (5,8)	1.70	% (6)	1.68%	1.59%	1.42%	1.65%	2.04%
Ratio of net expenses to average net assets (5,8)	1.40	% (6)	1.40%	1.50%	1.40%	1.41%	1.40%
Ratio of net investment income to average net assets (5,7,8)	0.65	% (6)	1.37%	0.60%	0.59%	0.03%	0.64%
Portfolio Turnover Rate	0	% (4)	16%	45%	7%	3%	62%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets (5)	1.70	% (6)	1.68%	1.49%	1.42%	1.65%	2.04%
Net expenses to average net assets (5)	1.40	% (6)	1.40%	1.40%	1.40%	1.41%	1.40%
Net investment income to average net assets (5,7)	0.65	% (6)	1.37%	0.70%	0.59%	0.03%	0.64%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y
	For the
	Six Months Ended		For the	For the
	December 31, 2020		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$8.95		$9.94	$9.58
Activity from investment operations:
Net investment income (2)	0.06		0.19	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.00		(0.61)	0.30
Total from investment operations	1.06		(0.42)	0.36
Less distributions from:
Net investment income	(0.15)		(0.08)	—
Net realized gains	—		(0.49)	—
Total distributions	(0.15)		(0.57)	—
Net asset value, end of period	$9.86		$8.95	$9.94
Total return (3)	11.84	% (4)	(4.54)%	3.76	% (4)
Net assets, at end of period (000s)	$308		$313	$110
Ratio of gross expenses to average net assets (5,8)	1.70	% (6)	1.68%	1.59	% (6)
Ratio of net expenses to average net assets (5,8)	1.01	% (6)	1.01%	1.11	% (6)
Ratio of net investment income to average net assets (7,8)	1.20	% (6)	2.11%	1.14	% (6)
Portfolio Turnover Rate	0	% (4)	16%	45	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets (5)	1.70	% (6)	1.68%	1.49	% (6)
Net expenses to average net assets (5)	1.01	% (6)	1.01%	1.01	% (6)
Net investment income to average net assets (7)	1.20	% (6)	2.11%	1.24	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)
Net asset value, beginning of period	$9.83		$10.24	$10.42	$10.60	$9.85	$10.00
Activity from investment operations:
Net investment income (2)	0.00	(3)	0.04	0.09	0.08	0.09	0.31
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.97		0.04	(0.19)	0.06	0.81	(0.46)
Total from investment operations	0.97		0.08	(0.10)	0.14	0.90	(0.15)
Less distributions from:
Net investment income	—		(0.12)	(0.08)	(0.08)	(0.08)	—
Net realized gains	(0.06)		(0.37)	—	(0.24)	(0.07)	—
Total distributions	(0.06)		(0.49)	(0.08)	(0.32)	(0.15)	—
Net asset value, end of period	$10.74		$9.83	$10.24	$10.42	$10.60	$9.85
Total return (4)	9.82	% (5)	0.65%	(0.91)%	1.13%	9.25%	(1.50	)% (5)
Net assets, at end of period (000s)	$2,080		$2,150	$2,454	$2,838	$3,270	$2,098
Ratio of gross expenses to average net assets (6,9)	2.07	% (7)	2.12%	2.01%	1.96%	2.14%	5.29	% (7)
Ratio of net expenses to average net assets (6,9)	1.74	% (7)	1.85%	1.85%	1.86%	1.76%	1.78	% (7)
Ratio of net investment income to average net assets (6,8,9)	0.05	% (7)	0.40%	0.91%	0.73%	0.94%	6.09	% (7)
Portfolio Turnover Rate	0	%(5)	15%	10%	4%	0%	0	% (5)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (6)	1.98	% (7)	1.92%	1.81%	1.75%	2.01%	5.16	% (7)
Net expenses to average net assets (6)	1.65	% (7)	1.65%	1.65%	1.65%	1.63%	1.65	% (7)
Net investment income to average net assets (6,8)	0.14	% (7)	0.60%	1.11%	0.94%	1.06%	6.22	% (7)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)
Net asset value, beginning of period	$9.73		$10.12	$10.31	$10.54	$9.82	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		(0.04)	0.02	0.09	0.10	0.23
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.96		0.04	(0.20)	(0.03)	0.72	(0.41)
Total from investment operations	0.92		—	(0.18)	0.06	0.82	(0.18)
Less distributions from:
Net investment income	—		(0.02)	(0.01)	(0.05)	(0.03)	—
Net realized gains	(0.06)		(0.37)	—	(0.24)	(0.07)	—
Total distributions	(0.06)		(0.39)	(0.01)	(0.29)	(0.10)	—
Net asset value, end of period	$10.59		$9.73	$10.12	$10.31	$10.54	$9.82
Total return (3)	9.40	% (4)	(0.07)%	(1.69)%	0.38%	8.46%	(1.80	)% (4)
Net assets, at end of period (000s)	$892		$949	$1,403	$1,617	$570	$172
Ratio of gross expenses to average net assets (5,8)	2.82	% (6)	2.87%	2.76%	2.71%	2.89%	6.04	% (6)
Ratio of net expenses to average net assets (5,8)	2.49	% (6)	2.60%	2.60%	2.61%	2.51%	2.53	% (6)
Ratio of net investment income (loss) to average net assets (5,7,8)	(0.74	)% (6)	(0.43)%	0.19%	0.87%	0.94%	4.62	% (6)
Portfolio Turnover Rate	0	% (4)	15%	10%	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	2.73	% (6)	2.67%	2.56%	2.50%	2.76%	5.91	% (6)
Net expenses to average net assets (5)	2.40	% (6)	2.40%	2.40%	2.40%	2.38%	2.40	% (6)
Net investment income (loss) to average net assets (5,7)	(0.65	)% (6)	(0.23)%	0.39%	1.08%	1.07%	4.75	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)
Net asset value, beginning of period	$9.85		$10.25	$10.45	$10.62	$9.86	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.07	0.12	0.16	0.21	0.22
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.96		0.04	(0.20)	0.01	0.72	(0.36)
Total from investment operations	0.97		0.11	(0.08)	0.17	0.93	(0.14)
Less distributions from:
Net investment income	(0.02)		(0.14)	(0.12)	(0.10)	(0.10)	—
Net realized gains	(0.06)		(0.37)	—	(0.24)	(0.07)	—
Total distributions	(0.08)		(0.51)	(0.12)	(0.34)	(0.17)	—
Net asset value, end of period	$10.74		$9.85	$10.25	$10.45	$10.62	$9.86
Total return (3)	9.83	% (4)	0.97%	(0.71)%	1.44%	9.52%	(1.40	)% (4)
Net assets, at end of period (000s)	$28,797		$30,829	$37,596	$42,374	$27,887	$4,538
Ratio of gross expenses to average net assets (5,8)	1.82	% (6)	1.87%	1.76%	1.71%	1.89%	5.04	% (6)
Ratio of net expenses to average net assets (5,8)	1.49	% (6)	1.60%	1.60%	1.61%	1.51%	1.53	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.19	% (6)	0.66%	1.18%	1.44%	2.02%	4.51	% (6)
Portfolio Turnover Rate	0	% (4)	15%	10%	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.73	% (6)	1.67%	1.56%	1.50%	1.76%	4.91	% (6)
Net expenses to average net assets (5)	1.40	% (6)	1.40%	1.40%	1.40%	1.38%	1.40	% (6)
Net investment income to average net assets (5,7)	0.28	% (6)	0.86%	1.38%	1.65%	2.15%	4.64	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y
	For the
	Six Months Ended		For the	For the
	December 31, 2020		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$9.90		$10.27	$9.64
Activity from investment operations:
Net investment income (2)	0.04		0.12	0.23
Net realized and unrealized gain on investments, options purchased and options written	0.97		0.02	0.40
Total from investment operations	1.01		0.14	0.63
Less distributions from:
Net investment income	(0.02)		(0.14)	—
Net realized gains	(0.06)		(0.37)	—
Total distributions	(0.08)		(0.51)	—
Net asset value, end of period	$10.83		$9.90	$10.27
Total return (3)	10.18	% (4)	1.26%	6.54	% (4)
Net assets, at end of period (000s)	$184		$173	$107
Ratio of gross expenses to average net assets (5,8)	1.82	% (6)	1.87%	1.76	% (6)
Ratio of net expenses to average net assets (5,8)	1.11	% (6)	1.22%	1.22	% (6)
Ratio of net investment income to average net assets (7,8)	0.68	% (6)	1.15%	4.41	% (6)
Portfolio Turnover Rate	0	% (4)	15%	10	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.73	% (6)	1.67%	1.56	% (6)
Net expenses to average net assets (5)	1.02	% (6)	1.02%	1.02	% (6)
Net investment income to average net assets (7)	0.77	% (6)	1.35%	4.61	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the
	December 31, 2020		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$11.86		$11.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01	) (3)	0.09	0.00	(4)
Net realized and unrealized gain on investments, options purchased and options written	1.62		0.58	1.38
Total from investment operations	1.61		0.67	1.38
Less distributions from:
Net investment income	(0.00	) (4)	(0.07)	—
Net realized gains	(0.07)		(0.12)	—
Total distributions	(0.07)		(0.19)	—
Net asset value, end of period	$13.40		$11.86	$11.38
Total return (5)	13.59	% (6)	5.85%	13.80	% (6)
Net assets, at end of period (000s)	$5,280		$5,252	$11
Ratio of gross expenses to average net assets (7)	1.65	% (8)	2.33%	10.73	% (8)
Ratio of net expenses to average net assets (7)	1.65	% (8)	1.65%	1.65	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	(0.13	)% (8)	0.74%	0.00	% (8)
Portfolio Turnover Rate	17	% (6)	11%	0	% (6)

(1)	The Swan Defined Risk Growth Fund Class A commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Amount is less than $0.01

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the
	December 31, 2020		Year Ended		Period Ended
	(Unaudited)		June 30, 2020		June 30, 2019 (1)
Net asset value, beginning of period	$11.84		$11.38		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01	) (3)	(0.03	) (3)	0.00	(4)
Net realized and unrealized gain on investments, options purchased and options written	1.57		0.68		1.38
Total from investment operations	1.56		0.65		1.38
Less distributions from:
Net investment income	—		(0.07)		—
Net realized gains	(0.07)		(0.12)		—
Total distributions	(0.07)		(0.19)		—
Net asset value, end of period	$13.33		$11.84		$11.38
Total return (5)	13.19	% (6)	5.73%		13.80	% (6)
Net assets, at end of period (000s)	$216		$71		$11
Ratio of gross expenses to average net assets (7)	2.40	% (8)	3.08%		11.48	% (8)
Ratio of net expenses to average net assets (7)	2.40	% (8)	2.40%		2.40	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	(0.11	)% (8)	(0.22	)% (3)	0.00	% (8)
Portfolio Turnover Rate	17	% (6)	11%		0	% (6)

(1)	The Swan Defined Risk Growth Fund Class C commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Amount is less than $0.01

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the
	December 31, 2020		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$11.88		$11.38	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.10	0.05
Net realized and unrealized gain on investments, options purchased and options written	1.62		0.59	1.33
Total from investment operations	1.63		0.69	1.38
Less distributions from:
Net investment income	(0.01)		(0.07)	—
Net realized gains	(0.07)		(0.12)	—
Total distributions	(0.08)		(0.19)	—
Net asset value, end of period	$13.43		$11.88	$11.38
Total return (3)	13.76	% (4)	6.09%	13.80	% (4)
Net assets, at end of period (000s)	$78,855		$63,250	$3,610
Ratio of gross expenses to average net assets (5)	1.40	% (6)	2.08%	10.48	% (6)
Ratio of net expenses to average net assets (5)	1.40	% (6)	1.40%	1.40	% (6)
Ratio of net investment income to average net assets (5,7)	0.17	% (6)	0.87%	0.88	% (6)
Portfolio Turnover Rate	17	% (4)	11%	0	% (4)

(1)	The Swan Defined Risk Growth Fund Class I commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y
	For the
	Six Months Ended		For the	For the
	December 31, 2020		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$11.95		$11.40	$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.11	0.08
Net realized and unrealized gain on investments, options purchased and options written	1.63		0.63	1.32
Total from investment operations	1.66		0.74	1.40
Less distributions from:
Net investment income	(0.01)		(0.07)	—
Net realized gains	(0.07)		(0.12)	—
Total distributions	(0.08)		(0.19)	—
Net asset value, end of period	$13.53		$11.95	$11.40
Total return (3)	13.93	% (4)	6.52%	14.00	% (4)
Net assets, at end of period (000s)	$917		$890	$235
Ratio of gross expenses to average net assets (5)	1.40	% (6)	2.08%	10.48	% (6)
Ratio of net expenses to average net assets (5)	1.02	% (6)	1.02%	1.02	% (6)
Ratio of net investment income to average net assets (5,7)	0.54	% (6)	0.98%	0.41	% (6)
Portfolio Turnover Rate	17	% (4)	11%	0	% (4)

(1)	The Swan Defined Risk Growth Fund Class Y commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)
Net asset value, beginning of period	$11.67		$11.92	$12.39	$11.55	$10.28	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.05)	(0.04)	(0.09)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments, options purchased and options written	2.43		(0.20)	(0.43)	0.93	1.40	0.34
Total from investment operations	2.40		(0.25)	(0.47)	0.84	1.30	0.28
Less distributions from:
Return of capital	—		—	—	—	(0.03)	—
Total distributions	—		—	—	—	(0.03)	—
Net asset value, end of period	$14.07		$11.67	$11.92	$12.39	$11.55	$10.28
Total return (3)	20.57	% (4)	(2.10)%	(3.79)%	7.27%	12.70%	2.80	% (4)
Net assets, at end of period (000s)	$2,257		$2,364	$2,206	$1,448	$646	$26
Ratio of gross expenses to average net assets (5,8)	1.97	% (6)	1.99%	1.88%	1.93%	2.16%	4.86	% (6)
Ratio of net expenses to average net assets (5,8)	1.68	% (6)	1.73%	1.77%	1.80%	1.76%	1.76	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.40	)% (6)	(0.44)%	(0.34)%	(0.80)%	(0.89)%	(1.25	)% (6)
Portfolio Turnover Rate	0	% (4)	22%	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.94	% (6)	1.91%	1.76%	1.78%	2.05%	5.46	% (6)
Net expenses to average net assets (5)	1.65	% (6)	1.65%	1.65%	1.65%	1.65%	1.65	% (6)
Net investment loss to average net assets (5,7)	(0.37	)% (6)	(0.36)%	(0.22)%	(0.65)%	(0.78)%	(1.14	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)
Net asset value, beginning of period	$11.29		$11.62	$12.17	$11.44	$10.25	$10.00
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.14)	(0.12)	(0.17)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments, options purchased and options written	2.35		(0.19)	(0.43)	0.90	1.39	0.35
Total from investment operations	2.28		(0.33)	(0.55)	0.73	1.22	0.25
Less distributions from:
Return of capital	—		—	—	—	(0.03)	—
Total distributions	—		—	—	—	(0.03)	—
Net asset value, end of period	$13.57		$11.29	$11.62	$12.17	$11.44	$10.25
Total return (3)	20.19	% (4)	(2.84)%	(4.52)%	6.38%	11.94%	2.50	% (4)
Net assets, at end of period (000s)	$1,965		$1,720	$1,744	$1,785	$1,314	$234
Ratio of gross expenses to average net assets (5,8)	2.72	% (6)	2.74%	2.63%	2.68%	2.91%	5.61	% (6)
Ratio of net expenses to average net assets (5,8)	2.43	% (6)	2.48%	2.52%	2.55%	2.51%	2.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(1.17	)% (6)	(1.22)%	(1.05)%	(1.41)%	(1.50)%	(2.04	)% (6)
Portfolio Turnover Rate	0	% (4)	22%	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	2.69	% (6)	2.66%	2.51%	2.53%	2.80%	6.21	% (6)
Net expenses to average net assets (5)	2.40	% (6)	2.40%	2.40%	2.40%	2.40%	2.40	% (6)
Net investment loss to average net assets (5,7)	(1.14	)% (6)	(1.14)%	(0.93)%	(1.26)%	(1.38)%	(1.93	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)
Net asset value, beginning of period	$11.78		$12.01	$12.45	$11.58	$10.28	$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)		(0.03)	(0.01)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments, options purchased and options written	2.46		(0.20)	(0.43)	0.92	1.39	0.34
Total from investment operations	2.45		(0.23)	(0.44)	0.87	1.34	0.28
Less distributions from:
Net investment income	—		—	—	—	(0.01)	—
Return of capital	—		—	—	—	(0.03)	—
Total distributions	—		—	—	—	(0.04)	—
Net asset value, end of period	$14.23		$11.78	$12.01	$12.45	$11.58	$10.28
Total return (3)	20.80	% (4)	(1.92)%	(3.53)%	7.51%	13.08%	2.80	% (4)
Net assets, at end of period (000s)	$29,488		$32,244	$37,534	$45,038	$26,651	$6,412
Ratio of gross expenses to average net assets (5,8)	1.72	% (6)	1.74%	1.63%	1.68%	1.91%	4.61	% (6)
Ratio of net expenses to average net assets (5,8)	1.43	% (6)	1.48%	1.52%	1.55%	1.51%	1.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.21	)% (6)	(0.23)%	(0.06)%	(0.45)%	(0.47)%	(1.05	)% (6)
Portfolio Turnover Rate	0	% (4)	22%	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.69	% (6)	1.66%	1.51%	1.53%	1.80%	5.21	% (6)
Net expenses to average net assets (5)	1.40	% (6)	1.40%	1.40%	1.40%	1.40%	1.40	% (6)
Net investment income (loss) to average net assets (5,7)	(0.18	)% (6)	(0.15)%	0.06%	(0.30)%	(0.37)%	(0.94	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y
	For the
	Six Months Ended		For the	For the
	December 31, 2020		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$11.84		$12.02	$10.86
Activity from investment operations:
Net investment income (2)	0.01		0.02	0.03
Net realized and unrealized gain (loss) on investments, options purchased and options written	2.47		(0.20)	1.13
Total from investment operations	2.48		(0.18)	1.16
Net asset value, end of period	$14.32		$11.84	$12.02
Total return (3)	20.95	% (4)	(1.50)%	10.68	% (4)
Net assets, at end of period (000s)	$363		$332	$116
Ratio of gross expenses to average net assets (5,8)	1.72	% (6)	1.74%	1.63	% (6)
Ratio of expenses to average net assets (5,8)	1.05	% (6)	1.10%	1.14	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.22	% (6)	0.19%	0.52	% (6)
Portfolio Turnover Rate	0	% (4)	22%	17	% (4)

(1)	The Swan Defined Risk U.S.Small Cap Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.69	% (6)	1.66%	1.51	% (6)
Net expenses to average net assets (5)	1.02	% (6)	1.02%	1.02	% (6)
Net investment income to average net assets (5,7)	0.25	% (6)	0.27%	0.64	% (6)

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2020

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund (formerly, the Swan Defined Risk Foreign Developed Fund), Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek long term capital appreciation.

Swan Defined Risk Emerging Markets Fund – To seek long term capital appreciation.

Swan Defined Risk Foreign Fund – To seek long term capital appreciation.

Swan Defined Risk Growth Fund – To seek long term capital appreciation.

Swan Defined Risk U.S. Small Cap Fund – To seek long term capital appreciation.

Each Fund offers four classes of shares: Class A, Class C, Class I and Class Y shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, Class C shares on October 18, 2012, and Class Y shares on December 27, 2018. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014 and Class Y shares on December 27, 2018. The Swan Defined Risk Foreign Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015 and Class Y shares on December 27, 2018. The Swan Defined Risk Growth Fund’s Class A, Class C, Class I and Class Y shares commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,143,658,631	$—	$—	$1,143,658,631
Purchased Call Options	—	11,159,775	—	11,159,775
Purchased Put Options	—	77,333,140	—	77,333,140
Short-Term Investment	3,652,090	—	—	3,652,090
Total	$1,147,310,721	$88,492,915	$—	$1,235,803,636
Liabilities *
Call Option Written	$—	$13,006,435	$—	$13,006,435
Put Options Written	—	3,691,865	—	3,691,865
Total	$—	$16,698,300	$—	$16,698,300

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,471,664	$—	$—	$30,471,664
Purchased Call Option	654,900	—	—	654,900
Purchased Put Options	2,149,695	—	—	2,149,695
Short-Term Investment	411,749	—	—	411,749
Total	$33,688,008	$—	$—	$33,688,008
Liabilities *
Call Options Written	$495,600	$—	$—	$495,600
Put Options Written	119,527	63,425	—	182,952
Total	$615,127	$63,425	$—	$678,552

Swan Defined Risk Foreign Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$29,599,872	$—	$—	$29,599,872
Purchased Put Options	261,612	1,689,142	—	1,950,754
Short-Term Investment	574,889	—	—	574,889
Total	$30,436,373	$1,689,142	$—	$32,125,515
Liabilities *
Call Options Written	$83,270	$—	$—	$83,270
Put Options Written	79,213	131,313	—	210,526
Total	$162,483	$131,313	$—	$293,796

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$75,078,000	$—	$—	$75,078,000
Purchased Call Options	—	4,581,800	—	4,581,800
Purchased Put Options	—	4,064,620	—	4,064,620
Short-Term Investment	4,073,650	—	—	4,073,650
Total	$79,151,650	$8,646,420	$—	$87,798,070
Liabilities *
Call Options Written	$—	$2,175,380	$—	$2,175,380
Put Options Written	—	235,070	—	235,070
Total	$—	$2,410,450	$—	$2,410,450

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$31,565,660	$—	$—	$31,565,660
Purchased Put Options	—	2,669,630	—	2,669,630
Short-Term Investment	474,170	—	—	474,170
Total	$32,039,830	$2,669,630	$—	$34,709,460
Liabilities *
Call Options Written	$—	$96,029	$—	$96,029
Put Options Written	$—	$301,080	$—	$301,080
Total	$—	$397,109	$—	$397,109

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2018 - 2020 for all Funds, or expected to be taken by all the Funds in their 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents - Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID -19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

For the six months ended December 31, 2020, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$6,598,360
Swan Defined Risk Emerging Markets Fund	172,593
Swan Defined Risk Foreign Fund	166,790
Swan Defined Risk Growth Fund	357,649
Swan Defined Risk U.S. Small Cap Fund	175,281

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least October 31, 2021 to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and Trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund and 1.01%, 1.01%, 1.02%, 1.02% and 1.02% for Class Y shares of the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund respectively (the “expense limitations”).

During the six months ended December 31, 2020, the Advisor waived advisory fees pursuant to the Waiver Agreement as follows:

Fund	Advisory Fees Waived
Swan Defined Risk Fund	$223
Swan Defined Risk Emerging Markets Fund	52,954
Swan Defined Risk Foreign Fund	54,763
Swan Defined Risk Growth Fund	1,638
Swan Defined Risk U.S. Small Cap Fund	52,092

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, Class I and Class Y shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Advisor did not recapture waived fees during the six months ended December 31, 2020.

As of December 31, 2020, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2021	June 30, 2022	June 30, 2023	Total
Swan Defined Risk Fund	$—	$12	$255	$267
Swan Defined Risk Emerging Markets Fund	10,093	46,345	102,759	$159,197
Swan Defined Risk Foreign Fund	42,274	69,822	99,404	$211,500
Swan Defined Risk Growth Fund	—	101,331	129,197	$230,528
Swan Defined Risk U.S. Small Cap Fund	50,173	51,616	98,359	$200,148

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the six months ended December 31, 2020, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$193,835	$718,189
Swan Defined Risk Emerging Markets Fund	2,746	7,259
Swan Defined Risk Foreign Fund	2,706	4,499
Swan Defined Risk Growth Fund	6,518	478
Swan Defined Risk U.S. Small Cap Fund	3,160	8,867

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended December 31, 2020, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$37,781	$4,314
Swan Defined Risk Emerging Markets Fund	198	20
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	4,039	537
Swan Defined Risk U.S. Small Cap Fund	761	119

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. government securities and short-term investments, for the six months ended December 31, 2020 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$125,975,776	$472,337,206
Swan Defined Risk Emerging Markets Fund	—	7,233,073
Swan Defined Risk Foreign Fund	—	5,883,090
Swan Defined Risk Growth Fund	13,283,632	11,090,265
Swan Defined Risk U.S. Small Cap Fund	—	9,424,741

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of December 31, 2020.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$88,492,915
Equity contracts/Equity price risk	Options Written, at value	(16,698,300)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$2,804,595
Equity contracts/Equity price risk	Options Written, at value	(678,552)

Swan Defined Risk Foreign Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$1,950,754
Equity contracts/Equity price risk	Options Written, at value	(293,796)

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$8,646,420
Equity contracts/Equity price risk	Options Written, at value	(2,410,450)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$2,669,630
Equity contracts/Equity price risk	Options Written, at value	(397,109)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the six months ended December 31, 2020.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(253,946,690)	$(34,721,578)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$184,270,839	$(9,092,235)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

Swan Defined Risk Emerging Markets Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(2,574,808)	$(1,089,691)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/( Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(357,836)	$(532,100)

Swan Defined Risk Foreign Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(1,835,681)	$(714,329)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$350,373	$(251,475)

Swan Defined Risk Growth Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(4,367,136)	$(1,967,172)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$3,332,184	$(75,921)

Swan Defined Risk U.S. Small Cap Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(3,300,649)	$(479,647)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$643,007	$(276,552)

The notional value of the derivative instruments outstanding as of December 31, 2020 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$761,780,771	$531,625,356	$(74,300,791)	$457,324,565
Swan Defined Risk Emerging Markets Fund	26,111,357	7,667,001	(768,902)	6,898,099
Swan Defined Risk Foreign Developed Fund	24,923,905	7,185,228	(277,414)	6,907,814
Swan Defined Risk Growth Fund	72,949,166	13,076,281	(637,827)	12,438,454
Swan Defined Risk U.S. Small Cap Fund	24,860,688	9,986,100	(534,437)	9,451,663

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2020 and June 30, 2019 was as follows:

For the year ended June 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$19,586,323	$—	$—	$19,586,323
Swan Defined Risk Emerging Markets Fund	1,568,246	377,963	—	1,946,209
Swan Defined Risk Foreign Fund	1,792,700	—	—	1,792,700
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—
Swan Defined Risk Growth Fund	90,836	54,712	—	145,548

For the year ended June 30, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$22,031,412	$—	$—	$22,031,412
Swan Defined Risk Emerging Markets Fund	258,162	—	—	258,162
Swan Defined Risk Foreign Fund	481,063	—	—	481,063
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—
Swan Defined Risk Growth Fund	—	—	—	—

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$—	$1,323,238	$—	$—	$(167,867,467)	$(1,836,564)	365,011,833	$196,631,040
Swan Defined Risk Emerging Markets Fund	—	474,268	—	(4,059,021)	(1,188,048)	(1,263,902)	1,600,429	(4,436,274)
Swan Defined Risk Foreign Fund	—	103,787	—	(3,070,361)	—	(2,407,827)	3,091,240	(2,283,161)
Swan Defined Risk U.S. Small Cap Fund	—	—	—	(67,864)	(316,990)	(749,443)	3,239,474	2,105,177
Swan Defined Risk Growth Fund	$0	271,514	242,949	—	—	(940,708)	3,423,188	2,996,943

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the mark-to-market on open option contracts and collared positions. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles and mark-to-market on collared positions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Fund	—
Swan Defined Risk U.S. Small Cap Fund	67,864
Swan Defined Risk Growth Fund	—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	4,059,021
Swan Defined Risk Foreign Fund	3,070,361
Swan Defined Risk U.S. Small Cap Fund	—
Swan Defined Risk Growth Fund	—

At June 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Swan Defined Risk Fund	$167,867,467	$—	$167,867,467	$122,512,059
Swan Defined Risk Emerging Markets Fund	1,188,048	—	1,188,047.92	—
Swan Defined Risk Foreign Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	316,990	—	316,990	1,499,418
Swan Defined Risk Growth Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassification for the year ended June 30, 2020 as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$—	$—
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	(117,298)	117,298
Swan Defined Risk Growth Fund	—	—

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2020, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Pershing LLC	Swan Defined Risk Emerging Markets Fund	32.71%
LPL Financial	Swan Defined Risk Foreign Fund	48.13%
TD Ameritrade	Swan Defined Risk Growth Fund	75.19%
LPL Financial	Swan Defined Risk U.S. Small Cap Fund	26.54%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	31.70%

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares Core MSCI Emerging Markets ETF (“iShares Core ETF”). The Fund may redeem its investment from the iShares Core ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Core ETF. The financial statements of the iShares Core ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2020, the percentage of the Fund’s net assets invested in the iShares Core ETF was 66.0%.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares MSCI Emerging Markets ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2020, the percentage of the Fund’s net assets invested in the iShares ETF was 25.7%.

The Swan Defined Risk Foreign Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2020, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 92.6%.

The Swan Defined Risk Growth Fund currently invests a portion of its assets in the iShares Core S&P 500 ETF (“iShares S&P ETF”) . The Fund may redeem its investment from the iShares S&P ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares S&P ETF. The financial statements of the iShares S&P ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2020, the percentage of the Fund’s net assets invested in the iShares S&P ETF was 88.1%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2020, the percentage of the Fund’s net assets invested in the iShares ETF was 92.7%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table on the next page provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/20	12/31/20	7/1/20 – 12/31/20*	7/1/20 – 12/31/20*
Swan Defined Risk Fund
Class A	$1,000.00	$1,096.00	$ 7.71	1.46%
Class C	$1,000.00	$1,091.10	$11.65	2.21%
Class I	$1,000.00	$1,096.90	$ 6.40	1.21%
Class Y	$1,000.00	$1,098.30	$ 5.34	1.01%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,115.00	$ 8.80	1.65%
Class C	$1,000.00	$1,110.30	$12.77	2.40%
Class I	$1,000.00	$1,115.80	$ 7.47	1.40%
Class Y	$1,000.00	$1,118.40	$ 5.39	1.01%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,098.20	$ 8.73	1.65%
Class C	$1,000.00	$1,094.00	$12.67	2.40%
Class I	$1,000.00	$1,098.30	$ 7.40	1.40%
Class Y	$1,000.00	$1,101.80	$ 5.40	1.02%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,135.90	$ 8.88	1.65%
Class C	$1,000.00	$1,131.90	$12.90	2.40%
Class I	$1,000.00	$1,137.60	$ 7.54	1.40%
Class Y	$1,000.00	$1,139.30	$ 5.50	1.02%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,205.70	$ 9.17	1.65%
Class C	$1,000.00	$1,201.90	$13.32	2.40%
Class I	$1,000.00	$1,208.00	$ 7.79	1.40%
Class Y	$1,000.00	$1,209.50	$ 5.68	1.02%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2020

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	7/1/20	12/31/20	7/1/20 – 12/31/20*	7/1/20 – 12/31/20*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.85	$ 7.43	1.46%
Class C	$1,000.00	$1,014.06	$11.22	2.21%
Class I	$1,000.00	$1,019.11	$ 6.16	1.21%
Class Y	$1,000.00	$1,020.11	$ 5.14	1.01%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.89	$ 8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$ 7.12	1.40%
Class Y	$1,000.00	$1,020.11	$ 5.14	1.01%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,016.89	$ 8.39	1.65%
Class C	$1,000.00	$1,012.93	$12.01	2.40%
Class I	$1,000.00	$1,018.15	$ 7.12	1.40%
Class Y	$1,000.00	$1,020.06	$ 5.19	1.02%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,016.89	$ 8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$ 7.12	1.40%
Class Y	$1,000.00	$1,020.06	$ 5.19	1.02%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.89	$ 8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$ 7.12	1.40%
Class Y	$1,000.00	$1,020.06	$ 5.19	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes—information about your creditworthiness

■        affiliates from using your information to market to you

■        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
1099 Main Ave. Suite 206
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
20 Ridge Top
Palmas Del Mar
Humacao, PR 00791

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 48022

SWAN-SAR20

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/4/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/4/21

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/4/21